Parent Only Financial Information (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ 657	$ 939
Provision for loan losses	300	443
(Increase) decrease in other assets	(65)	3,250
(Decrease) in other liabilities	119	(50)
Net cash (used by) operating activities	1,655	7,711
Cash flows from investing activities:
Net (increase) in loans receivable	(16,468)	(7,525)
Net cash (used by) provided by investing activities	(14,491)	(429)
Cash flows from financing activities:
Proceeds of sale of preferred stock	0	1,455
Dividend on preferred stock	(90)	(33)
Net cash provided by financing activities	13,506	(6,646)
Net increase (decrease) in cash and cash equivalents	670	636
Cash and cash equivalents-beginning	2,477	1,841
Cash and cash equivalents-ending	3,147	2,477
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	657	939
Equity in (loss) income of Bank	(843)	(873)
Provision for loan losses	0	72
(Increase) decrease in other assets	(180)	91
(Decrease) in other liabilities	(12)	(279)
Net cash (used by) operating activities	(378)	(50)
Cash flows from investing activities:
Capital contribution to Bank	0	(1,455)
Net (increase) in loans receivable	0	569
Decrease in ESOP loan receivable	22	21
Net cash (used by) provided by investing activities	22	(865)
Cash flows from financing activities:
Proceeds of sale of preferred stock	0	1,455
Dividend on preferred stock	(90)	(33)
Net cash provided by financing activities	(90)	1,422
Net increase (decrease) in cash and cash equivalents	(446)	507
Cash and cash equivalents-beginning	844	337
Cash and cash equivalents-ending	$ 398	$ 844